Intangible assets and goodwill (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 506,525	$ 443,470
Acquisition	4	65
Amortization	(6,338)	(3,627)
Acquired from business combination		73,113
Translation differences	(3,071)	3,610
Ending balance	497,120	516,631
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	426,659	395,804
Acquisition	0	0
Amortization	0	0
Acquired from business combination		36,126
Translation differences	(1,629)	2,018
Ending balance	425,030	433,948
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	35,455	35,009
Acquisition	4	0
Amortization	(90)	(28)
Acquired from business combination		500
Translation differences	(14)	3
Ending balance	35,355	35,484
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,529	6,197
Acquisition	0	0
Amortization	(1,829)	(1,762)
Acquired from business combination		0
Translation differences	(119)	695
Ending balance	2,581	5,130
Purchased technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	6,081	6,072
Acquisition	0	0
Amortization	(575)	(554)
Acquired from business combination		0
Translation differences	(202)	738
Ending balance	5,304	6,256
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,485	28
Acquisition	0	65
Amortization	(807)	(192)
Acquired from business combination		2,404
Translation differences	(104)	(56)
Ending balance	2,574	2,249
Gaming License
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	30,316	360
Acquisition	0	0
Amortization	(3,037)	(1,091)
Acquired from business combination		34,083
Translation differences	(1,003)	212
Ending balance	$ 26,276	$ 33,564